UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21219

Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 188.9%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$1,600	Sabine River Authority,TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,146,176
		$1,146,176
General Obligations — 4.5%
$2,215	California, 5.50%, 11/1/33	$2,265,103
110	New York City, NY, 5.25%, 1/15/33	112,582
3,500	New York City, NY, 5.25%, 1/15/33 (1)	3,582,145
		$5,959,830
Hospital — 5.3%
$400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$371,364
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	781,020
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	709,057
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	490,115
1,315	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,266,135
2,255	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	354,554
5,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	734,050
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	980,610
1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,341,202
		$7,028,107
Industrial Development Revenue — 9.4%
$7,875	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	$8,118,101
4,885	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,394,204
		$12,512,305
Insured-Electric Utilities — 19.0%
$920	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$912,723
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	10,394,494
3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	3,907,683
5,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37 (2)	4,828,500
2,990	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,600,732
2,990	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	2,680,684
		$25,324,816
Insured-Escrowed/Prerefunded — 13.2%
$6,250	Philadelphia, (FSA), Prerefunded to 3/15/11, 5.00%, 9/15/31 (1)	$6,576,706
3,825	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27 (1)	4,085,674
6,500	San Jose, CA, Redevelopment Agency Tax, (MBIA), Prerefunded to 8/1/10, 5.00%, 8/1/32 (1)	6,881,690
		$17,544,070
Insured-General Obligations — 19.5%
$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,216,511

$1,885	California, (FSA), (AMBAC), 3.50%, 10/1/27	$1,531,845
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,625,366
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,358,460
2,995	District of Columbia, (FGIC), 4.75%, 6/1/33	2,835,816
1,500	Goodyear, AZ, (MBIA), 3.00%, 7/1/26	1,149,615
1,620	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	1,607,591
4,990	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	4,838,005
130	Washington State, (FSA), 5.00%, 7/1/25	133,975
5,500	Washington State, (FSA), 5.00%, 7/1/25 (1)	5,668,190
		$25,965,374
Insured-Hospital — 24.9%
$160	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38	$160,117
1,500	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38 (1)	1,501,095
175	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	175,255
2,250	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41 (1)	2,253,285
1,700	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (MBIA), 5.00%, 11/15/35	1,650,547
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47 (1)	2,467,100
115	Indiana Health and Educational Facility Financing Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	115,606
2,500	Indiana Health and Educational Facility Financing Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41 (1)	2,513,175
9,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38 (1)	9,551,850
555	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	573,448
120	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	123,344
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36 (1)	1,027,870
115	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	115,269
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38 (1)	501,170
225	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	228,978
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37 (1)	2,798,620
3,565	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	3,533,878
1,300	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (FSA), 5.25%, 10/1/33	1,318,668
1,895	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (FSA), 5.25%, 10/1/33	1,923,102
650	Washington Health Care Facilities Authority, (Providence Health Care), Series E, (FSA), 5.25%, 10/1/33	659,639
		$33,192,016
Insured-Lease Revenue/Certificates of Participation — 10.7%
$5,350	Hudson Yards Infrastructure Corp., NY, (MBIA), 4.50%, 2/15/47	$4,821,045
4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	4,273,970
110	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38	111,272
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38 (1)	3,287,570
195	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34	199,737
1,500	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34 (1)	1,536,435
		$14,230,029
Insured-Other Revenue — 0.4%
$2,540	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	$514,858
		$514,858

Insured-Private Education — 3.8%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,641,975
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,428,850
		$5,070,825
Insured-Special Tax Revenue — 14.2%
$5,415	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/34	$1,339,454
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	4,053,480
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,383,250
3,010	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,973,519
35,675	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	2,476,202
6,085	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	781,253
12,065	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,460,227
7,595	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	865,146
2,535	Utah Transportation Authority, Sales Tax Revenue, (FSA), 4.75%, 6/15/32	2,502,805
		$18,835,336
Insured-Transportation — 23.6%
$11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	$5,388,677
10,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41 (1)	10,165,350
5,215	Minneapolis-St. Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	4,664,505
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	5,585,797
5,840	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	5,665,793
		$31,470,122
Insured-Water and Sewer — 19.6%
$3,690	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$3,549,743
70	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34	70,442
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34 (1)	1,257,888
4,075	Houston, TX, Utility System, (FSA), 5.00%, 11/15/33	4,132,661
4,295	Ogden City, UT, Water and Sewer, (FSA), 4.50%, 6/15/38	3,975,753
11,390	Pearland, TX, Waterworks and Sewer Systems, (MBIA), 3.50%, 9/1/31	8,786,474
4,215	Seattle, WA, Drain and Wastewater Revenue, (FSA), 5.00%, 6/1/38	4,270,764
		$26,043,725
Insured-Water Revenue — 19.1%
$7,000	Contra Costa Water District, (FSA), 5.00%, 10/1/32 (1)	$7,052,705
155	Los Angeles Department of Water & Power, CA, (BHAC), (FGIC), 5.00%, 7/1/43	155,708
5,500	Los Angeles Department of Water & Power, CA, (BHAC), (FGIC), 5.00%, 7/1/43 (1)	5,525,135
765	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	669,681
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,087,369
6,865	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,924,382
		$25,414,980
Other Revenue — 0.3%
$500	Main Street National Gas Inc., GA, 5.50%, 9/15/27	$443,535
		$443,535
Special Tax Revenue — 0.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$726,765
		$726,765
Total Tax-Exempt Investments — 188.9% (identified cost $258,266,626)		$251,422,869
Other Assets, Less Liabilities — (23.1)%		$(30,810,925)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (65.8)%		$(87,518,738)
Net Assets Applicable to Common Shares— 100.0%		$133,093,206

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
BHAC	—	Berkshire Hathaway Assurance Corp.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	16.5%
Washington	10.3%
New York	10.0%
Others, representing less than 10% individually	63.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 88.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 33.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	438 U.S. Treasury Bond	Short	$(49,556,235)	$(50,630,063)	$(1,073,828)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$6,000,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$11,681
Merrill Lynch Capital Services, Inc.	4,550,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	46,966
Morgan Stanley Capital Services, Inc.	4,150,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(281,318)
					$(222,671)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,471,189
Gross unrealized appreciation	$2,529,258
Gross unrealized depreciation	(9,987,578)
Net unrealized depreciation	$(7,458,320)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008